CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical)	Aug. 21, 2026	Jan. 20, 2026	May 23, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Reverse share split	0.2	0.0167	1